ALLIANCE MUNICIPAL TRUST -GENERAL PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-101.8%
          ALABAMA-4.1%
          BIRMINGHAM FINANCE AUTHORITY
          (Carraway Methodist Health System)
          Series '98 VRDN (a)
$10,000   8/15/28                                  3.50%     $10,000,000
          DECATUR SOLID WASTE IDB
          (Trico Steel Co. Project)
          AMT VRDN (a)
 25,000   3/01/26                                  3.65       25,000,000
          DECATUR SOLID WASTE IDB
          (Trico Steel Co. Project)
          Series '97 AMT VRDN (a)
  4,400   1/01/27                                  3.65        4,400,000
          DECATUR SOLID WASTE IDB
          (Trico Steel Co. Project)
          Series '98 AMT VRDN (a)
 10,000   1/01/27                                  3.65       10,000,000
                                                             ------------
                                                              49,400,000

          ALASKA-0.6%
          ALASKA IDA
          (Fairbanks Gold Mining Inc.)
          Series '97 AMT VRDN (a)
  7,500   5/01/09                                  3.65        7,500,000

          ARIZONA-1.2%
          APACHE COUNTY IDR
          (Tucson Electric Power Co. Project)
          Series '83C VRDN (a)
  4,500   12/15/18                                 3.65        4,500,000
          FLAGSTAFF IDA
          (Woodcrest Apts.)
          AMT VRDN (a)
  7,855   2/01/24                                  3.65        7,855,000
          TUCSON IDA
          (Santa Rita Hotel)
          Series B AMT VRDN (a)
  1,765   12/01/16                                 3.70        1,765,000
                                                             ------------
                                                              14,120,000

          ARKANSAS-3.4%
          ARKANSAS DEVELOPMENT
          FINANCE AUTHORITY SFMR
          (Mortgage Backed Securities
          Program)
          Series '97 D-B AMT PPB (a)
  3,230   3/01/99                                  3.70        3,230,000
          ARKANSAS DEVELOPMENT
          FINANCE AUTHORITY SFMR
          (Mortgage Backed
          Securities Program)
          Series '98-B AMT PPB (a)
  3,495   7/01/99                                  3.75        3,495,000
          CLARK COUNTY SOLID WASTE
          (Reynolds Metals Co. Project)
          Series '92 AMT VRDN (a)
  8,500   8/01/22                                  3.65        8,500,000
          CLARK COUNTY SOLID WASTE
          (Reynolds Metals Co. Project)
          Series '93 AMT VRDN (a)
  4,000   8/01/22                                  3.65        4,000,000
          MILLER COUNTY
          (Tyson Foods, Inc.Project)
          Series '96 AMT VRDN (a)
  7,500   11/01/21                                 3.65        7,500,000
          UNION COUNTY SOLID WASTE
          (Deltic Timber/Temple Inland)
          AMT VRDN (a)
 14,500   10/01/27                                 3.65       14,500,000
                                                             ------------
                                                              41,225,000

          CALIFORNIA-2.5%
          CALIFORNIA HIGHER ED.
          Student Loan Revenue
          Series B PPB (a)
  7,000   7/01/02                                  4.00        7,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          LONG BEACH
          Res. Rec: (Southeast Fac.
          Authority Lease Rev.)
          Series '95A VRDN (a)
 23,100   12/01/18                                 4.40%     $23,100,000
                                                             ------------
                                                              30,100,000

          COLORADO-2.8%
          COLORADO STUDENT
          OBLIGATION BOND AUTHORITY
          Student Loan Revenue
          Series '90A AMT VRDN (a)
 33,255   9/01/24                                  3.50       33,255,000

          DELAWARE-2.6%
          DELAWARE ECONOMIC
          DEVELOPMENT AUTHORITY IDR
          (Delaware Clean Power Project)
          Series '97A AMT VRDN (a)
 30,800   8/01/29                                  3.65       30,800,000

          DISTRICT OF COLUMBIA-1.4%
          DISTRICT OF COLUMBIA HFA MFHR
          (Tyler Housing) AMT VRDN (a)
 13,200   8/01/25                                  3.85       13,200,000
          DISTRICT OF COLUMBIA HFA SFMR
          Home Mortgage Revenue
          Series '98B AMT
  3,895   6/23/99                                  3.80        3,895,000
                                                             ------------
                                                              17,095,000

          FLORIDA-2.0%
          ALACHUA COUNTY IDR
          (Florida Rock Industries Inc.)
          AMT VRDN (a)
  4,000   11/01/22                                 3.55        4,000,000
          DADE COUNTY WATER &
          SEWER SYSTEMS REVENUE
          Series '94 FGIC VRDN (a)
  7,500   10/05/22                                 3.40        7,500,000
          FLORIDA HFA MFHR
          (Ashley Lake II)
          Series '89J AMT VRDN (a)
  3,000   12/01/11                                 3.65        3,000,000
          HILLSBOROUGH COUNTY IDR
          (Seaboard Tampa) AMT VRDN (a)
  3,500   12/01/16                                 3.55        3,500,000
          PALM BEACH MFHR
          (Lake Crystal)
          Series '88A AMT VRDN (a)
  5,995   9/01/13                                  3.60        5,995,000
                                                             ------------
                                                              23,995,000

          GEORGIA-1.6%
          COLLEGE PARK IDR
          (Wynefield 1 Project)
          AMT VRDN (a)
  3,900   12/01/16                                 4.10        3,900,000
          GEORGIA HFA SFMR
          Sub Series D-2 FGIC AMT PPB (a)
  8,800   12/01/28                                 3.85        8,800,000
          SAVANNAH ECONOMIC DEVELOPMENT
          AUTHORITY FACILITY REVENUE
          (Georgia Kaolin)
          Series '97 AMT VRDN (a)
  3,000   7/01/27                                  3.70        3,000,000
          SUMMERVILLE IDA
          (Image Industries Project)
          Series '97 AMT VRDN (a)
  4,000   9/01/17                                  3.70        4,000,000
                                                             ------------
                                                              19,700,000

          HAWAII-2.1%
          HAWAII DEPARTMENT OF
          BUDGET & FINANCE
          (Wailuku River Hydro Project)
          Series '91 AMT VRDN (a)
 13,688   12/01/21                                 3.75       13,687,500


2



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          HAWAII HOUSING FINANCE &
          DEVELOPMENT AUTHORITY MFHR
          (Kamakee Vista Apts.)
          Series '90A VRDN (a)
$11,000   7/01/25                                  4.35%     $11,000,000
                                                             ------------
                                                              24,687,500

          ILLINOIS-11.1%
          CHICAGO AIRPORT REVENUE
          (Northwest Airlines Project)
          Series B AMT VRDN (a)
 16,500   2/01/24                                  4.10       16,500,000
          CHICAGO AIRPORT REVENUE
          (O'Hare International Airport)
          Series '84A VRDN (a)
  6,000   1/01/15                                  3.50        6,000,000
          CHICAGO AIRPORT REVENUE
          (O'Hare International Airport)
          Series '84B VRDN (a)
  8,500   1/01/15                                  3.50        8,500,000
          CHICAGO AIRPORT REVENUE
          (O'Hare International Airport)
          Series '88A AMT VRDN (a)
 24,700   1/01/18                                  3.65       24,700,000
          CHICAGO IDR
          (BTI, Inc. Project)
          Series A AMT VRDN (a)
  3,800   9/01/27                                  3.70        3,800,000
          FRANKLIN PARK IDR
          (Maclean-Fogg Co. Project)
          Series '95 AMT VRDN (a)
  5,000   2/01/07                                  3.70        5,000,000
          HAVANA IDR
          (MacLean Forge Project)
          AMT VRDN (a)
  2,700   3/01/10                                  3.55        2,700,000
          ILLINOIS DEVELOPMENT
          FINANCE AUTHORITY
          (Tajon Warehousing Corp.)
          Series A AMT VRDN (a)
  3,400   1/01/10                                  3.70        3,400,000
          ILLINOIS DEVELOPMENT
          FINANCE AUTHORITY
          (Valspar Corp.)
          Series '95 AMT VRDN (a)
  6,000   8/01/15                                  3.65        6,000,000
          ILLINOIS DEVELOPMENT
          FINANCE AUTHORITY
          (Waste Management, Inc. Project)
          Series '97 AMT VRDN (a)
 10,000   1/01/10                                  3.55       10,000,000
          ILLINOIS DEVELOPMENT
          FINANCE AUTHORITY IDR
          (R.A. Zweig, Inc. Project)
          Series '98 AMT VRDN (a)
  4,000   6/01/18                                  3.75        4,000,000
          ILLINOIS DEVELOPMENT
          FINANCE AUTHORITY IDR
          (THK America Inc. Project)
          Series '91 AMT VRDN (a)
  3,700   7/01/11                                  4.05        3,700,000
          ILLINOIS DEVELOPMENT
          FINANCE AUTHORITY MFHR
          (Lakeview Partners 1)
          Series '98 AMT VRDN (a)
  5,350   1/01/28                                  3.65        5,350,000
          ILLINOIS DEVELOPMENT
          FINANCE AUTHORITY PCR
          (Illinois Power Co. Project)
          Series '87C AMT VRDN (a)
 11,900   3/01/17                                  4.30       11,900,000
          ILLINOIS HOUSING
          DEVELOPMENT AUTHORITY
          Homeowner Mortgage Revenue
          Series '98 D-3 AMT PPB (a)
  9,000   2/01/29                                  3.70        9,000,000
          LAKE COUNTY IDB
          (Okamato Corp.)
          Series '85 AMT VRDN (a)
  3,100   10/01/15                                 3.95        3,100,000
          LAKE COUNTY SOLID WASTE REVENUE
          (Countryside Landfill Inc.)
          AMT VRDN (a)
  5,170   4/01/21                                  3.55        5,170,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          RICHMOND IDR
          (Maclean-Fogg Project)
          AMT VRDN (a)
$ 3,600   2/01/10                                  3.55%      $3,600,000
                                                             ------------
                                                             132,420,000

          INDIANA-2.1%
          ALLEN COUNTY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Mattel Power Wheels Inc.)
          AMT VRDN (a)
  2,400   12/01/18                                 3.80        2,400,000
          GIBSON COUNTY PCR
          (Toyota Motor
          Manufacturing Project)
          Series '98 AMT VRDN (a)
  5,000   1/01/28                                  4.00        5,000,000
          INDIANA HEALTH FACILITY
          FINANCING AUTHORITY
          (Charity Obligated Group)
          Series '97E VRDN (a)
  6,300   11/01/26                                 3.40        6,300,000
          PETERSBURG
          (Indiana Power & Light)
          Series C AMT VRDN (a)
  8,000   12/01/29                                 3.65        8,000,000
          PRINCETON IDA
          (Orion Denki America, Inc. Project)
          Series '87 AMT VRDN (a)
  3,545   5/01/17                                  4.00        3,545,000
                                                             ------------
                                                              25,245,000

          KENTUCKY-2.0%
          BOWLING GREEN IDR
          (TWN Fastener Inc.)
          Series '88 AMT VRDN (a)
  4,125   3/01/08                                  4.05        4,125,000
          BOWLING GREEN IDR
          (Woodcraft Industries, Inc.)
          Series '95 AMT VRDN (a)
  5,400   3/01/25                                  3.75        5,400,000
          HOPKINSVILLE IDR
          (American Precision)
          AMT VRDN (a)
  3,000   5/01/00                                  3.75        3,000,000
          JEFFERSON COUNTY
          INDUSTRIAL DEVELOPMENT
          (Strawberry Lane Venture)
          AMT VRDN (a)
  2,740   7/01/19                                  3.75        2,740,000
          KENTUCKY RURAL
          ECONOMIC DEVELOPMENT AUTHORITY
          (Heaven Hill Project)
          AMT VRDN (a)
  2,400   10/01/16                                 3.75        2,400,000
          LOUISVILLE & JEFFERSON
          AIRPORT AUTHORITY
          Series '97AA-1 AMT VRDN (a)
  4,000   6/30/02                                  3.70        4,000,000
          WARSAW INDUSTRIAL BUILDING
          (SDI Operating Partners)
          Series '88 AMT VRDN (a)
  1,800   8/01/09                                  3.75        1,800,000
                                                             ------------
                                                              23,465,000

          LOUISIANA-4.3%
          DE SOTO PARISH IDR
          (Central Louisiana Power)
          Series '91 VRDN (a)
  4,810   7/01/18                                  3.35        4,810,000
          IBERVILLE PARISH IDR
          (Dow Chemical Project)
          AMT VRDN (a)
  7,500   8/01/01                                  3.65        7,500,000
          LAKE CHARLES
          (Harbor & Terminal Port Improvement)
          AMT VRDN (a)
 21,000   1/01/19                                  3.55       21,000,000
          LINCOLN PARISH SOLID WASTE
          (Willamette Industries Project)
          Series '96 AMT VRDN (a)
  6,700   4/01/26                                  3.60        6,700,000
          PARISH OF LINCOLN
          (Willamette Industries Project)
          Series '95 AMT VRDN (a)
 11,500   9/01/25                                  3.60       11,500,000
                                                             ------------
                                                              51,510,000

          MAINE-0.2%
          WESTBROOK IDA
          (D & G Group Project)
          AMT VRDN (a)
  2,915   5/01/17                                  3.85        2,915,000


4



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MASSACHUSETTS-2.6%
          MASSACHUSETTS EDUCATION
          FINANCE AUTHORITY
          Student Loan Revenue
          Series '98C AMT VRDN (a)
$17,000   12/01/17                                 3.50%     $17,000,000
          MASSACHUSETTS IDA
          (Ogden Haverhill Project)
          Series '86B AMT VRDN (a)
 14,700   12/01/11                                 3.50       14,700,000
                                                             ------------
                                                              31,700,000

          MICHIGAN-0.6%
          MICHIGAN STATE HOSPITAL
          FINANCE AUTHORITY
          Hospital Equipment Revenue
          Series '98A VRDN (a)
  1,700   12/01/23                                 3.60        1,700,000
          WAYNE AIRPORT REVENUE
          (Detroit Wayne County Airport)
          Series '96A AMT VRDN (a)
  5,000   12/01/16                                 3.60        5,000,000
                                                             ------------
                                                               6,700,000

          MISSOURI-1.2%
          MISSOURI HOUSING DEVELOPMENT
          COMMISSION SFMR
          (Homeownership Loan)
          Series '98C AMT PPB (a)
  4,500   3/01/30                                  3.90        4,500,000
          ST. LOUIS TRAN
          (General Revenue Fund)
          Series '98
  9,500   6/30/99                                  3.65        9,578,565
                                                             ------------
                                                              14,078,565

          NEBRASKA-1.0%
          STANTON COUNTY IDR
          (Nucor Corp. Project)
          Series '96 AMT VRDN (a)
  8,800   11/01/26                                 3.65        8,800,000
          YORK COUNTY IDR
          (Epco Carbondioxide Products)
          Series '98 AMT VRDN (a)
  3,000   9/01/08                                  3.85        3,000,000
                                                             ------------
                                                              11,800,000

          NEVADA-0.4%
          NEVADA IDB
          (Pilot Company Project)
          Series '91 AMT VRDN (a)
  4,400   7/01/16                                  3.60        4,400,000
          NEW HAMPSHIRE-1.1%
          NEW HAMPSHIRE HFA MFHR
          (Countryside Ltd. Project)
          Series '94 AMT VRDN (a)
  7,040   7/01/24                                  3.70        7,040,000
          NEW HAMPSHIRE IDA
          (SCI Manufacturing, Inc.)
          Series '89 AMT VRDN (a)
  5,700   6/01/14                                  3.85        5,700,000
                                                             ------------
                                                              12,740,000

          NEW JERSEY-2.4%
          JERSEY CITY BAN
          Renewal Notes
 23,000   9/18/98                                  3.90       23,023,209
          NEW JERSEY ECONOMIC
          DEVELOPMENT AUTHORITY
          (Newark Recycling)
          Series '97 AMT PPB (a)
  5,500   12/01/22                                 3.95        5,500,000
                                                             ------------
                                                              28,523,209

          NEW MEXICO-0.2%
          NEW MEXICO HFA SFMR
          Home Mortgage Revenue
          Series '97-2 AMT PPB (a)
  2,525   7/01/30                                  3.90        2,525,000
          NEW YORK-1.6%
          LONG ISLAND POWER AUTHORITY
          Electrical Systems Revenue
          Series '98-1 VRDN (a)
 15,000   5/01/33                                  3.50       15,000,000


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          LONG ISLAND POWER AUTHORITY
          Electrical Systems Revenue
          Series '98-2 VRDN (a)
$ 4,000   5/01/33                                  3.25%      $4,000,000
                                                             ------------
                                                              19,000,000

          NORTH CAROLINA-0.4%
          AGRICULTURAL FINANCE AUTHORITY
          (Cittero USA Corp.)
          Series '98 AMT VRDN (a)
  5,000   3/01/13                                  3.70        5,000,000

          OHIO-3.3%
          OHIO AIR QUALITY
          DEVELOPMENT AUTHORITY IDR
          (JMG Funding LP)
          Series '95B AMT VRDN (a)
  5,400   4/01/29                                  3.65        5,400,000
          OHIO AIR QUALITY
          DEVELOPMENT AUTHORITY PCR
          (JMG Funding Partnership)
          Series '94B AMT VRDN (a)
 10,000   4/01/28                                  3.65       10,000,000
          OHIO HOUSING FINANCE AGENCY
          Residential Mortgage Revenue
          Series '98A-3 AMT PPB (a)
 16,000   3/01/99                                  3.80       16,000,000
          OHIO WATER
          DEVELOPMENT AUTHORITY
          (Phillips Morris Co.)
          Series '97 VRDN (a)
  7,500   9/01/18                                  3.75        7,500,000
                                                             ------------
                                                              38,900,000

          OREGON-2.5%
          OREGON ECONOMIC
          DEVELOPMENT AUTHORITY
          (Toyo Tanso USA)
          Series CXLVII AMT VRDN (a)
  3,000   2/01/12                                  3.88        3,000,000
          OREGON ECONOMIC
          DEVELOPMENT AUTHORITY IDR
          (JAE Oregon Inc. Project)
          Series '89 AMT VRDN (a)
  5,500   3/01/99                                  3.88        5,500,000
          OREGON ECONOMIC
          DEVELOPMENT CORP. IDR
          (McFarland Cascade Project)
          AMT VRDN (a)
  1,690   11/01/16                                 3.65        1,690,000
          PORT OF PORTLAND IDR
          (Portland Bulk Terminals)
          Series '96 AMT VRDN (a)
 20,000   10/01/25                                 3.60       20,000,000
                                                             ------------
                                                              30,190,000

          PENNSYLVANIA-6.9%
          ALLEGHENY COUNTY
          HOSPITAL REVENUE
          (Allegheny General Hospital)
          Series '95B VRDN (a)
  8,600   9/01/20                                  3.45        8,600,000
          ALLEGHENY COUNTY
          HOSPITAL REVENUE
          (St. Francis Systems)
          Series '97 VRDN (a)
 15,000   11/01/27                                 3.55       15,000,000
          DELAWARE COUNTY IDA COP
          (Cliff House Assisted)
          Series '97 AMT VRDN (a)
  9,000   8/01/12                                  3.85        9,000,000
          INDIANA COUNTY IDR
          (Conemaugh Project)
          Series '97A AMT VRDN (a)
 15,500   6/01/27                                  3.65       15,500,000
          MONTGOMERY COUNTY
          (Higher Education & Health Loan)
          Series '96A VRDN (a)
 10,000   4/01/17                                  3.60       10,000,000


6



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          PENNSYLVANIA ECONOMIC
          DEVELOPMENT FINANCE AUTHORITY
          (National Gypsum Co.)
          Series '97A AMT VRDN (a)
$ 7,500   11/01/27                                 3.70%     $ 7,500,000
          PHILADELPHIA TRAN
 17,000   6/30/99                                  3.60       17,100,470
                                                              82,700,470

          SOUTH CAROLINA-5.4%
          BERKELEY COUNTY IDB
          (Nucor Corp. Project)
          Series '95 AMT VRDN (a)
 16,500   9/01/28                                  3.65       16,500,000
          BERKELEY COUNTY IDB
          (Nucor Corp. Project)
          Series '96 AMT VRDN (a)
 25,000   3/01/29                                  3.65       25,000,000
          BERLELEY COUNTY IDR
          (Nucor Corp. Project)
          Series '97 AMT VRDN (a)
  7,500   4/01/31                                  3.65        7,500,000
          LAURENS COUNTY IDR
          (Nicca USA Project)
          AMT VRDN (a)
  8,500   4/01/09                                  4.55        8,500,000
          SOUTH CAROLINA JOBS IDR
          (Venture Packaging)
          Series '95 AMT VRDN (a)
  6,650   4/01/16                                  3.70        6,650,000
                                                             ------------
                                                              64,150,000

          SOUTH DAKOTA-0.4%
          SOUTH DAKOTA HDA SFMR
          Home Mortgage Revenue
          Series '97H AMT
  4,300   8/13/98                                  3.95        4,300,000

          TENNESSEE-5.4%
          MEMPHIS-SHELBY COUNTY
          AIRPORT REVENUE
          Series '96B AMT VRDN (a)
 27,700   3/01/14                                  3.75       27,700,000
          VOLUNTEER STATE STUDENT LOAN
          (Student Funding Corp.)
          Series '87A-2 AMT VRDN (a)
  4,300   12/01/17                                 3.95        4,300,000
          VOLUNTEER STATE STUDENT LOAN
          (Student Funding Corp.)
          Series '87A-3 AMT VRDN (a)
 27,200   12/01/17                                 3.95       27,200,000
          VOLUNTEER STATE STUDENT LOAN
          (Student Funding Corp.)
          Series '88A-2 AMT VRDN (a)
  5,100   12/01/23                                 3.65        5,100,000
                                                             ------------
                                                              64,300,000

          TEXAS-6.6%
          CALHOUN COUNTY IDA
          (Formosa Plastics Corp.)
          Series '94 AMT VRDN (a)
  2,000   11/01/15                                 3.60        2,000,000
          GALVESTON IDR
          (Mitchell Project)
          Series '93A AMT VRDN (a)
  5,700   9/01/13                                  3.70        5,700,000
          GULF COAST IDA
          (Gruma Corp. Project)
          AMT VRDN (a)
  6,440   11/01/09                                 3.65        6,440,000
          HARRIS COUNTY HEALTH
          FACILITIES DEVELOPMENT CORP.
          (Buckner Retirement
          Services Project) VRDN (a)
 15,000   8/15/26                                  3.55       15,000,000
          NORTH TEXAS HIGHER
          EDUCATION AUTHORITY
          Student Loan Revenue
          Series '98 AMT VRDN (a)
  6,000   12/01/32                                 3.45        6,000,000
          PANHANDLE PLAINS
          STUDENT LOAN REVENUE
          Series '95A AMT VRDN (a)
 10,500   6/01/21                                  3.50       10,500,000
          PANHANDLE PLAINS
          STUDENT LOAN REVENUE
          Series '97Y AMT VRDN (a)
 10,000   10/01/02                                 3.50       10,000,000


7



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          PORT OF PORT ARTHUR IDR
          (Star Enterprises)
          Series '98 AMT VRDN (a)
$20,000   3/01/18                                  3.70%     $20,000,000
          SAN ANTONIO IDA
          (Gruma Corp. Project)
          AMT VRDN (a)
  3,695   11/01/09                                 3.65        3,695,000
                                                             ------------
                                                              79,335,000

          UTAH-3.5%
          CLINTON CITY MFHR
          (Country Pines)
          Series '97 AMT VRDN (a)
  2,900   8/01/19                                  3.75        2,900,000
          SALT LAKE CITY AIRPORT REVENUE
          Series '96A AMT VRDN (a)
 23,400   6/27/01                                  3.55       23,400,000
          SALT LAKE COUNTY IDR
          (SPS Technologies Inc. Project)
          AMT VRDN (a)
  4,500   12/01/12                                 3.75        4,500,000
          SALT LAKE COUNTY SOLID WASTE
          (Kennecott Copper)
          AMT VRDN (a)
  7,200   8/01/30                                  3.70        7,200,000
          UTAH STATE HFA SFMR
          Home Mortgage Revenue
          Series '97-4 AMT VRDN (a)
  3,865   7/01/28                                  3.70        3,865,000
                                                             ------------
                                                              41,865,000

          VERMONT-1.1%
          VERMONT HEFA
          (Capital Asset Finance Program)
          Series '97-1 VRDN (a)
  3,550   6/01/22                                  3.50        3,550,000
          VERMONT HEFA
          (Capital Asset Finance Program)
          Series '97-2 VRDN (a)
  9,950   6/01/27                                  3.50        9,950,000
                                                             ------------
                                                              13,500,000

          VIRGINIA-2.8%
          CHESTERFIELD COUNTY IDR
          (Phillip Morris Co.) VRDN (a)
  3,500   4/01/09                                  3.80        3,500,000
          HAMPTON ROADS JAIL
          AUTHORITY
          (Regional Jail Facility)
          Series '96B VRDN (a)
  3,700   7/01/16                                  3.45        3,700,000
          HENRICO COUNTY IDA
          (White Oak Semiconductor-A)
          AMT VRDN (a)
 10,844   10/01/27                                 3.65       10,844,000
          HENRICO COUNTY IDA
          (White Oak Semiconductor-B)
          AMT VRDN (a)
 10,000   10/01/27                                 3.65       10,000,000
          KING GEORGE COUNTY SOLID WASTE
          (Garnet of Virginia, Inc.)
          Series '96 AMT VRDN (a)
  5,590   9/01/21                                  3.55        5,590,000
                                                             ------------
                                                              33,634,000

          WASHINGTON-5.5%
          PORT OF PORT ANGELES IDR
          (Daishowa America Project)
          Series '91 AMT VRDN (a)
  5,700   6/01/06                                  4.05        5,700,000
          PORT OF PORT ANGELES IDR
          (Daishowa America Project)
          Series '92 AMT VRDN (a)
  3,025   12/01/07                                 4.05        3,025,000
          PORT OF PORT ANGELES IDR
          (Daishowa America Project)
          Series '92B AMT VRDN (a)
  6,500   8/01/07                                  4.05        6,500,000
          WASHINGTON HFA
          (Canyon Lakes II Project)
          AMT VRDN (a)
  6,935   10/01/19                                 4.45        6,935,000
          WASHINGTON HFA MFHR
          (Larkin Place Apts.)
          Series '96 AMT VRDN (a)
  5,565   1/01/27                                  3.75        5,565,000


8



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          WASHINGTON HFA MFHR
          (LTC Properties Inc. Project)
          AMT VRDN (a)
$ 2,180   12/01/15                                 3.75%      $2,180,000
          WASHINGTON HFA MFHR
          (Marketplace Apts.)
          Series '97A AMT VRDN (a)
  6,020   7/01/29                                  3.75        6,020,000
          WASHINGTON HFA MFHR
          (Merrill Gardens Apts.)
          Series '97A AMT VRDN (a)
  2,000   7/01/22                                  3.75        2,000,000
          WASHINGTON HOUSING
          AUTHORITY HFA MFHR
          (Twin Ponds)
          Series '98A AMT VRDN (a)
  4,515   2/01/28                                  3.75        4,515,000
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Assisted Living Concepts)
          AMT VRDN (a)
  6,400   1/01/17                                  3.75        6,400,000
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Brittany Park Project)
          Series A AMT VRDN (a)
  5,000   11/01/21                                 3.75        5,000,000
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Hamilton Place) AMT VRDN (a)
  3,000   7/01/28                                  3.75        3,000,000
          WASHINGTON HOUSING
          FINANCE COMMISSION MFHR
          (Heatherstone Apts.)
          Series '95 AMT VRDN (a)
  9,435   7/01/25                                  3.75        9,435,000
                                                             ------------
                                                              66,275,000

          WEST VIRGINIA-1.9%
          MARION COUNTY
          (Grant Town Cogeneration Project)
          AMT VRDN (a)
  6,100   10/01/17                                 3.50        6,100,000
          MARION COUNTY SOLID WASTE
          (Grant Town Cogeneration Project)
          Series '92A AMT VRDN (a)
  4,900   10/01/17                                 3.65        4,900,000
          PUTNAM COUNTY SOLID WASTE
          (Toyota Motor Manufacturing Project)
          Series '98 A AMT VRDN (a)
 11,600   6/01/28                                  3.65       11,600,000
                                                             ------------
                                                              22,600,000

          WISCONSIN-0.4%
          MANITOWOC IDR
          (THT Enterprise)
          Series '97 AMT VRDN (a)
  5,000   5/01/17                                  3.80        5,000,000

          WYOMING-0.6%
          WYOMING COMMUNITY
          DEVELOPMENT AUTHORITY MFHR
          (Mountainside)
          Series A FSA AMT VRDN (a)
  7,300   9/01/28                                  3.65        7,300,000
          Total Municipal Bonds
          (amortized cost $1,217,948,744)                  1,217,948,744

          COMMERCIAL PAPER-2.4%
          COLORADO-1.1%
          DENVER COUNTY AIRPORT REVENUE
          Series A AMT
  6,000   10/01/98                                 3.65        6,000,000
          DENVER COUNTY AIRPORT REVENUE
          Series A AMT
  7,200   9/11/98                                  3.80        7,200,000
                                                           --------------
                                                              13,200,000


9



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD         VALUE
-------------------------------------------------------------------------
          SOUTH CAROLINA-0.9%
          SOUTH CAROLINA PUBLIC
          SERVICE AUTHORITY
$10,000   10/01/98                                 3.60%  $   10,000,000

          WISCONSIN-0.4%
          WISCONSIN TRANSPORTATION REVENUE
          Series '97A
  5,000   9/04/98                                  3.65        5,000,000
          Total Commercial Paper
          (amortized cost $28,200,000)                        28,200,000

          TOTAL INVESTMENTS-104.2%
          (amortized cost $1,246,148,744)                 $1,246,148,744
          Other assets less liabilities-(4.2%)               (50,180,863)

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          1,197,885,671 shares outstanding)               $1,195,967,881


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT  Alternative Minimum Tax
     BAN  Bond Anticipation Note
     COP  Certificate of Participation
     FGIC Financial Guaranty Insurance Company
     FSA  Financial Security Assurance
     HAD  Housing Development Authority
     HEFA Health & Educational Facility Authority
     HFA  Housing Finance Agency/Authority
     IDA  Industrial Development Authority
     IDB  Industrial Development Bond
     IDR  Industrial Development Revenue
     MFHR Multi-Family Housing Revenue
     PCR  Pollution Control Revenue
     SFMR Single Family Mortgage Revenue
     TRAN Tax & Revenue Anticipation Note

     See notes to financial statements.


10



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $45,163,204

EXPENSES
  Advisory fee (Note B)                              $5,958,295
  Distribution assistance and
    administrative service (Note C)                   4,212,412
  Transfer agency (Note B)                              624,720
  Registration fees                                     485,584
  Custodian fees                                        245,379
  Printing                                               97,023
  Audit and legal fees                                   61,342
  Trustees' fees                                          3,415
  Miscellaneous                                          12,560
  Total expenses                                                    11,700,730
  Net investment income                                             33,462,474

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                              81
  Net change in unrealized appreciation of investments                  (6,527)
  Net loss on investment transactions                                   (6,446)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $33,456,028



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                  YEAR ENDED      YEAR ENDED
                                                 JUNE 30,1998    JUNE 30,1997
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                        $   33,462,474   $   32,634,656
  Net realized gain on investment transactions             81            4,405
  Net change in unrealized appreciation
    of investments                                     (6,527)           6,527
  Net increase in net assets from operations       33,456,028       32,645,588

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (33,462,474)     (32,634,656)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                216,455,594     (168,508,551)
  Total increase (decrease)                       216,449,148     (168,497,619)

NET ASSETS
  Beginning of year                               979,518,733    1,148,016,352
  End of year                                  $1,195,967,881   $  979,518,733


See notes to financial statements.


11



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to November 19, 1997 for expenses exceeding .95% of its average daily net assets. No reimbursement was required for the year ended June 30, 1998.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $318,790 for the year ended June 30, 1998.


12



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $2,979,148. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $1,233,264 of which $107,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998 the Portfolio had a capital loss carryforward of $1,907,790, of which $1,127 expires in 2001, $134,924 expires in 2002, $4,619 expires in 2003 and $1,767,120 expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1998, capital paid-in aggregated $1,197,875,671. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED      YEAR ENDED
                                                   JUNE 30,        JUNE 30,
                                                     1998            1997
                                               ---------------  ---------------
Shares sold                                     4,949,415,097    4,839,300,426
Shares issued on reinvestments of dividends        33,462,474       32,634,656
Shares redeemed                                (4,766,421,977)  (5,040,443,633)
Net increase (decrease)                           216,455,594     (168,508,551)


13



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 YEAR ENDED JUNE 30,
                                            ----------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .028         .028         .029         .028(a)      .018(a)
Net realized and unrealized loss
  on investments                                  -0-          -0-          -0-       (.003)          -0-
Net increase in net asset value
  from operations                               .028         .028         .029         .025         .018

ADD: CAPITAL CONTRIBUTIONS
Capital contributed by the Adviser                -0-          -0-          -0-        .003           -0-

LESS: DIVIDENDS
Dividends from net investment income           (.028)       (.028)       (.029)       (.028)       (.018)
Net asset value, end of year                   $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           2.85%        2.81%        2.93%        2.83%(c)     1.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $1,196         $980       $1,148       $1,189       $1,134
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .98%         .94%         .95%         .94%         .92%
  Expenses, before waivers and
    reimbursements                               .98%         .94%         .95%         .95%         .94%
  Net investment income                         2.81%        2.76%        2.90%        2.78%(a)     1.80%(a)


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  The capital contribution by the Adviser had no effect on total return.


14



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO

We have audited the accompanying statement of net assets of the General Portfolio of Alliance Municipal Trust as of June 30, 1998 and the related statement of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the General Portfolio of Alliance Municipal Trust as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


15



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 6 4 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AMTAR